Inventories, Net (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Inventories, Net [Abstract]
Company write off inventory	$ 15,955	$ 1,231	$ 8,698